Cover	Dec. 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2021
Entity File Number	000-15746
Entity Registrant Name	Viewbix Inc
Entity Central Index Key	0000797542
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11 Derech Menachem Begin Street
Entity Address, City or Town	Ramat Gan
Entity Address, Country	IL
Entity Address, Postal Zip Code	5268104
City Area Code	(855)
Local Phone Number	879-8439
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false